Note 8. Commitments and Contingencies (Details Narrative) (USD $)	Sep. 22, 2011	Aug. 03, 2011	Jul. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Damages claimed		$ 10,000,000
Return of deposit		150,000
Counterclaimed	9,548,560
Punitive damages claimed	1,000,000
Continged liability			$ 150,000